Offsets	Dec. 08, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-4
File Number	333-287802
Initial Filing Date	Jun. 05, 2025
Fee Offset Claimed	$ 11,683.11
Explanation for Claimed Amount	With respect to the First F-4 Filing, the Company inadvertently included 195,554,070 Company common shares in the Calculation of Filing Fee Tables included as an exhibit to the First F-4 Filing (the “Unregistered Shares”). The Company made a payment of $354,481.65 in respect of the Unregistered Shares. As part of the Second F-4 Filing, the Company filed an amended Calculation of Filing Fee Tables included as an exhibit to the Second F-4 Filing, correcting the number of Company common shares being registered under the F-4 Registration Statement to exclude the Unregistered Shares. Accordingly, the Unregistered Shares were not registered under the F-4 Registration Statement at the time it was declared effective by the SEC, on July 22, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Kyivstar Group Ltd.
Form or Filing Type	F-4
File Number	333-287802
Filing Date	Jun. 05, 2025
Fee Paid with Fee Offset Source	$ 411,843.62